Pay vs Performance Disclosure pure in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance Disclosure
In accordance with SECs regulations, we are providing the following information about the relationship between executive compensation actually paid to our chief executive officer (“CEO”) and our other named executive officers (“NEOs”) and certain financial performance of the Company for the years ended December 31, 2022, 2021 and 2020. For further information concerning the Company’s compensation philosophy, see section titled Executive Compensation — Compensation Discussion and Analysis” on page 18.
Year	Summary Compensation Table CEO Total Compensation(a)	Compensation Actually Paid to CEO(a)(b)	Average Summary Compensation Table Total for Other NEOs(a)	Average Compensation Actually Paid to Other NEOs(a)(b)	Value of Initial $100 Investment Based On:		GAAP Net Income ($ millions)	GAAP Operating Income ($ millions)
					Company Total Stockholder Return	Peer Group(c) Total Stockholder Return
2022	$1,541,376	$1,201,240	$638,344	$413,722	$77.01	$98.36	$35.0	$39.7
2021	$1,936,585	$1,996,742	$835,863	$940,039	$95.81	$115.30	$33.1	$36.0
2020	$2,065,635	$1,405,164	$1,396,176	$1,011,839	$86.36	$109.66	$32.1	$35.7

(a)
NEOs included in these columns reflect the following:

Year	CEO (or Principal Executive Officer)	Non-CEO NEOs
2022	David A. Battat	Emile A Battat, Jeffery Strickland
2021	David A. Battat	Emile A Battat, Jeffery Strickland
2020	David A. Battat	Emile A Battat, Jeffery Strickland

(b)
The following table details the adjustment to the Summary Compensation Table Total Pay for our CEO, as well as the average for our other NEOs, to determine “compensation actually paid”, as computed in accordance with Item 402(v), with dividends already accounted for in the “All Other Compensation” component of the Summary Compensation Table. Amounts do not reflect actual compensation earned by or paid to our NEOs during the applicable year.

	CEO			Non-CEO NEO Average
	2022	2021	2020	2022	2021	2020
Summary Compensation Table Total	$1,541,376	$1,936,585	$2,065,635	$638,344	$835,863	$1,396,176
Less: Reported Fair Value of Equity Awards(1)	—	—	$1,000,000	—	—	$750,000
Add: Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year(2)	—	—	$992,794	—	—	$744,597
Add: Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year(2)	$(205,231)	$(94,665)	$(201,459)	$(113,864)	$(22,091)	$(102,712)
Add: Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years(2)	$(134,905)	$154,821	$(451,805)	$(110,758)	$126,267	$(276,222)
Compensation Actually Paid	$1,201,240	$1,996,742	$1,405,164	$413,722	$940,039	$1,011,839

(1)
The amounts reflect the aggregate grant-date fair value reported in the “Stock Awards” columns in the Summary Compensation Table for the applicable year.

(2)
In accordance with Item 402(v) requirements, the fair values of unvested and outstanding equity awards to our NEOs were measured as of the end of each fiscal year, and as of each vesting date, during the years displayed in the table above.

(c)
Peer Group reflects the SIC Code 3841 Index — Surgical and Medical Instruments.

Company Selected Measure Name	GAAP Operating Income
Named Executive Officers, Footnote [Text Block]
(a)
NEOs included in these columns reflect the following:

Year	CEO (or Principal Executive Officer)	Non-CEO NEOs
2022	David A. Battat	Emile A Battat, Jeffery Strickland
2021	David A. Battat	Emile A Battat, Jeffery Strickland
2020	David A. Battat	Emile A Battat, Jeffery Strickland

Peer Group Issuers, Footnote [Text Block]	(c) Peer Group reflects the SIC Code 3841 Index — Surgical and Medical Instruments.
PEO Total Compensation Amount	$ 1,541,376	$ 1,936,585	$ 2,065,635
PEO Actually Paid Compensation Amount	$ 1,201,240	1,996,742	1,405,164
Adjustment To PEO Compensation, Footnote [Text Block]
(b)
The following table details the adjustment to the Summary Compensation Table Total Pay for our CEO, as well as the average for our other NEOs, to determine “compensation actually paid”, as computed in accordance with Item 402(v), with dividends already accounted for in the “All Other Compensation” component of the Summary Compensation Table. Amounts do not reflect actual compensation earned by or paid to our NEOs during the applicable year.

	CEO			Non-CEO NEO Average
	2022	2021	2020	2022	2021	2020
Summary Compensation Table Total	$1,541,376	$1,936,585	$2,065,635	$638,344	$835,863	$1,396,176
Less: Reported Fair Value of Equity Awards(1)	—	—	$1,000,000	—	—	$750,000
Add: Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year(2)	—	—	$992,794	—	—	$744,597
Add: Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year(2)	$(205,231)	$(94,665)	$(201,459)	$(113,864)	$(22,091)	$(102,712)
Add: Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years(2)	$(134,905)	$154,821	$(451,805)	$(110,758)	$126,267	$(276,222)
Compensation Actually Paid	$1,201,240	$1,996,742	$1,405,164	$413,722	$940,039	$1,011,839

(1)
The amounts reflect the aggregate grant-date fair value reported in the “Stock Awards” columns in the Summary Compensation Table for the applicable year.

(2)
In accordance with Item 402(v) requirements, the fair values of unvested and outstanding equity awards to our NEOs were measured as of the end of each fiscal year, and as of each vesting date, during the years displayed in the table above.

Non-PEO NEO Average Total Compensation Amount	$ 638,344	835,863	1,396,176
Non-PEO NEO Average Compensation Actually Paid Amount	$ 413,722	940,039	1,011,839
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(b)
The following table details the adjustment to the Summary Compensation Table Total Pay for our CEO, as well as the average for our other NEOs, to determine “compensation actually paid”, as computed in accordance with Item 402(v), with dividends already accounted for in the “All Other Compensation” component of the Summary Compensation Table. Amounts do not reflect actual compensation earned by or paid to our NEOs during the applicable year.

	CEO			Non-CEO NEO Average
	2022	2021	2020	2022	2021	2020
Summary Compensation Table Total	$1,541,376	$1,936,585	$2,065,635	$638,344	$835,863	$1,396,176
Less: Reported Fair Value of Equity Awards(1)	—	—	$1,000,000	—	—	$750,000
Add: Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year(2)	—	—	$992,794	—	—	$744,597
Add: Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year(2)	$(205,231)	$(94,665)	$(201,459)	$(113,864)	$(22,091)	$(102,712)
Add: Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years(2)	$(134,905)	$154,821	$(451,805)	$(110,758)	$126,267	$(276,222)
Compensation Actually Paid	$1,201,240	$1,996,742	$1,405,164	$413,722	$940,039	$1,011,839

(1)
The amounts reflect the aggregate grant-date fair value reported in the “Stock Awards” columns in the Summary Compensation Table for the applicable year.

(2)
In accordance with Item 402(v) requirements, the fair values of unvested and outstanding equity awards to our NEOs were measured as of the end of each fiscal year, and as of each vesting date, during the years displayed in the table above.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid versus Total Stockholder Return
As shown in the chart below, the CEO’s and other NEOs’ Compensation Actually Paid amounts are aligned with the Company’s Total Stockholder Return (“TSR”). Alignment is primarily due to the Company’s use of equity incentives in the form of restricted stock units, which are tied directly to stock price. The TSR calculation assumes a $100 investment made on January 1, 2020.

Compensation Actually Paid vs. Net Income [Text Block]	Compensation Actually Paid versus Net Income The chart below compares the CEO’s and other NEOs’ Compensation Actually Paid to our GAAP Net Income.
Compensation Actually Paid vs. Company Selected Measure [Text Block]	Compensation Actually Paid versus Operating Income The chart below compares the CEO’s and other NEOs’ Compensation Actually Paid to our Company Selected Measure, Operating Income.
Tabular List [Table Text Block]
Tabular List of Company Performance Measures
The three measures listed below, in no particular order, represent the most important metrics linking Compensation Actually Paid to our CEO and other NEOs for FY 2022 to Company performance.
Operating Income
Total Stockholder Return
Return on Equity

Total Shareholder Return Amount	$ 77.01	95.81	86.36
Peer Group Total Shareholder Return Amount	98.36	115.3	109.66
Net Income (Loss)	$ 35,000,000	$ 33,100,000	$ 32,100,000
Company Selected Measure Amount	39.7	36.0	35.7
PEO Name	David A. Battat
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Operating Income
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Total Stockholder Return
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Return on Equity
PEO [Member] | Reported Fair Value Of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 1,000,000
PEO [Member] | Year-End Fair Value Of Outstanding And Unvested Equity Awards Granted In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			992,794
PEO [Member] | Year Over Year Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (205,231)	$ (94,665)	(201,459)
PEO [Member] | Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(134,905)	154,821	(451,805)
Non-PEO NEO [Member] | Reported Fair Value Of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			750,000
Non-PEO NEO [Member] | Year-End Fair Value Of Outstanding And Unvested Equity Awards Granted In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			744,597
Non-PEO NEO [Member] | Year Over Year Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(113,864)	(22,091)	(102,712)
Non-PEO NEO [Member] | Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (110,758)	$ 126,267	$ (276,222)